4900 Tiedeman Road, 4th Floor • Brooklyn, OH 44144 • 877-660-4400 • vcm.com

June 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference:    USAA Mutual Funds Trust

1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 181 to the registrant's Registration Statement filed on June 26, 2020, and the text of the Post-Effective Amendment No. 181 to the registrant's Registration Statement has been filed electronically.

If you have any questions with respect to the enclosed, please contact me at (216) 898-2526. Sincerely,

/s/ Erin Wagner

Erin Wagner

Secretary

USAA Mutual Funds Trust